Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 53,445	$ 7,643	¥ 1,504	¥ 5,250
PRC [Member] | RMB Denominated Bank Deposits
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7
PRC [Member] | US Dollar Denominated Bank Deposits
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	136		364
HK SAR [Member] | RMB Denominated Bank Deposits
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	17		17
HK SAR [Member] | US Dollar Denominated Bank Deposits
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	57		859
HK SAR [Member] | HK Dollar Denominated Bank Deposits
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3		5
U.S. [Member] | US Dollar Denominated Bank Deposits
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 53,225		¥ 259